PGIM S&P 500 Buffer 20 ETF - July Annual Fund Operating Expenses - PGIM S&P 500 Buffer 20 ETF - July - No Share Class	Sep. 02, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%